Schedule of Measured Warrants (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Issued in private placement of convertible debt	$ 618,916
Liability Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	14,135,321	$ 296,795
Issued in acquisition of Frankly		2,157,000
Issued on conversion of convertible debt	1,103,661	5,037,535
Issued in private placement of units		991,709
Exercised	2,134,116	(1,345,573)
Change in fair value	(9,037,108)	6,189,921
Foreign exchange	800,945	807,934
Ending Balance	4,868,703	14,135,321
Equity Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Issued on conversion of convertible debt	4,256,114
Issued in private placement of convertible debt	618,916
Issued in private placement of units	7,373,806
Issued in private placement of units - transaction costs	(582,333)
Ending Balance	$ 11,666,503